RYDEX SERIES FUNDS
                        SUPPLEMENT DATED OCTOBER 14, 2008
                                     TO THE

   RYDEX SERIES FUNDS DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, AND MONEY MARKET FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008;

   RYDEX SERIES FUNDS DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, AND
         MONEY MARKET FUNDS ADVISOR CLASS AND H-CLASS SHARES PROSPECTUS
                             DATED AUGUST 1, 2008;

   RYDEX SERIES FUNDS DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, AND
        MONEY MARKET FUNDS INVESTOR CLASS AND H-CLASS SHARES PROSPECTUS
                             DATED AUGUST 1, 2008;

      RYDEX SERIES FUNDS SECTOR FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS
                              DATED AUGUST 1, 2008;

        RYDEX SERIES FUNDS SECTOR FUNDS INVESTOR CLASS SHARES PROSPECTUS
                             DATED AUGUST 1, 2008;

         RYDEX SERIES FUNDS SECTOR FUNDS ADVISOR CLASS SHARES PROSPECTUS
                              DATED AUGUST 1, 2008;

 RYDEX SERIES FUNDS STYLE BOX AND MONEY MARKET FUNDS A-CLASS AND C-CLASS SHARES
                        PROSPECTUS DATED AUGUST 1, 2008;

   RYDEX SERIES FUNDS STYLE BOX AND MONEY MARKET FUNDS ADVISOR CLASS, INVESTOR
           CLASS, AND H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008;

   RYDEX SERIES FUNDS MONEY MARKET FUND A-CLASS AND C-CLASS SHARES PROSPECTUS
                             DATED AUGUST 1, 2008;

  RYDEX SERIES FUNDS MONEY MARKET FUND ADVISOR CLASS AND INVESTOR CLASS SHARES
                        PROSPECTUS DATED AUGUST 1, 2008;
                          AND ALL SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUSES LISTED ABOVE (THE "PROSPECTUSES") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

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U.S. Government Money Market Fund (the "Fund") has filed a Guarantee Agreement with the United States Department of the Treasury (the "Treasury") to participate in the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Fund's participation in the Program is not certain until the Guarantee Agreement is reviewed and accepted by the Treasury, which is expected to take up to 14 days.

Under the Program, the Treasury will guarantee the share price of SHARES OF THE FUND HELD BY SHAREHOLDERS AS OF SEPTEMBER 19, 2008 at $1.00 per share if the Fund's net asset value per share falls below $0.995 (a "Guarantee Event") and the Fund liquidates. Recovery under the Program is subject to certain conditions and limitations, including the following:

o For shareholders of a Fund, the Program provides a guarantee for the lesser of (a) the number of Fund shares owned by the shareholder as of the close of business on September 19, 2008, or (b) the number of Fund shares owned by the shareholder on the date of a Guarantee Event.

o The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

o In order to recover, a Guarantee Event must occur during the term of the Program.

FUND SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 THAT INCREASE THE NUMBER OF FUND SHARES THE INVESTOR HELD AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 19, 2008 ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM. IN ADDITION, FUND SHARES ACQUIRED BY INVESTORS WHO DID NOT HOLD FUND SHARES AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 19, 2008 ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program will be in effect for a three month term expiring on December 18, 2008, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial three months of the Program requires a payment to the Treasury in the amount of .01% of the value of all shares outstanding as of September 19, 2008, which has been paid by the Fund. The Secretary may extend the Program through the close of business on September 18, 2009. If the Program is extended, the Fund will consider whether to continue to participate and pay any additional fees.

If you have any questions regarding this change, please contact Rydex Client Services at 800.820.0888 or 301.296.5406.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

 MM-SUP-1-1008x0808





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